Issued Capital - Schedule of Dividends Declared (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended		144 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022
Disclosure of dividend [abstract]
Dividend declared	$ 237,097	$ 218,051	$ 1,795,000